GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill by Reporting Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Goodwill [Roll Forward]
Goodwill beginning balance	$ 183,062	$ 160,146
Acquisitions	1,407	22,916
2014 Final Purchase Accounting	(1,328)
Other	(2,151)
Goodwill ending balance	180,990	183,062	$ 160,146
Net earnings for calculating EPS	79,536	56,833	42,670
North
Goodwill [Roll Forward]
Goodwill beginning balance	44,983	44,983
Acquisitions	0	0
2014 Final Purchase Accounting	0
Other	(1,730)
Goodwill ending balance	43,253	44,983	44,983
South
Goodwill [Roll Forward]
Goodwill beginning balance	43,625	43,625
Acquisitions	0	0
2014 Final Purchase Accounting	0
Other	0
Goodwill ending balance	43,625	43,625	43,625
West
Goodwill [Roll Forward]
Goodwill beginning balance	85,092	62,176
Acquisitions	789	22,916
2014 Final Purchase Accounting	(1,328)
Other	0
Goodwill ending balance	84,553	85,092	62,176
All Other
Goodwill [Roll Forward]
Goodwill beginning balance	9,362	9,362
Acquisitions	618	0
2014 Final Purchase Accounting	0
Other	(421)
Goodwill ending balance	$ 9,559	$ 9,362	$ 9,362